Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income (loss)	$ 17,672	$ 18,761	$ 61,674	$ 45,963	$ 70,794
Other comprehensive income:
Comprehensive loss attributable to Hoya Intermediate, LLC shareholders prior to reverse recapitalization						$ (12,836)
Hoya Intermediate, LLC
Net income (loss)	16,018	18,747	84,616	45,945	70,779	(19,129)	$ (774,185)
Other comprehensive income:
Comprehensive income, net of taxes	15,644	18,747	84,242	45,945	70,779	(18,307)	(773,090)
Foreign currency translation adjustment	(374)	0	(374)	0
Comprehensive income attributable to redeemable noncontrolling interests	9,341	11,084	35,045	27,368	42,117	(3,010)	0
Unrealized gain on derivative instruments					0	822	1,095
Comprehensive loss attributable to Hoya Intermediate, LLC shareholders prior to reverse recapitalization					0	(12,836)	(773,090)
Foreign currency translation adjustment attributable to redeemable noncontrolling interests	(208)	0	(208)	0
Comprehensive income attributable to Class A Common Stockholders	$ 6,511	$ 7,663	$ 49,405	$ 18,577	$ 28,662	$ (2,461)	$ 0